DEFERRED TAX	6 Months Ended
Jun. 30, 2022
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX	DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.
Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at June 30, 2022 Deferred tax is presented on a gross basis in the consolidated statement of financial position. As at March 31, 2022 Deferred tax was presented on a net basis in the consolidated statement of financial position.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At June 30,	As At December 31,
	2022	2021
Deferred tax asset to be recovered after more than 12 months	6,104	7,028
Deferred tax liability to be paid after more than 12 months	(3,584)	—
The change in deferred tax account is as follows:

Six Months Ended June 30, 2022
Deferred tax , net at the beginning of the period	7,028
Business combination (Note 4)	(4,008)
Credited to the consolidated statement of comprehensive income	17
Translation differences	(517)
Deferred tax, net at the end of the period	2,520
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As At June 30,	As At December 31,
	2022	2021
Intangible assets - deferred tax assets	5,782	6,481
Intangible assets - deferred tax liability	(3,584)	—
Trading losses and other allowances	322	547
At June 30, 2022, the Group had unutilized trading losses and other allowances of $27,152 of which $20,439 were not recognized based on management’s performance projections for 2022 through 2026 and the related ability to utilize the tax losses resulting in a recognition of a deferred tax asset of $322.
At June 30, 2022, the Group had unutilized capital allowances of $77,804 related to intangible assets, of which $31,823 were not recognized based on management’s performance projections for 2022 – 2026 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $5,782.
At June 30, 2022, deferred tax liability amounted to $3,584 and related to intangible assets acquired as a part of RotoSports acquisition (Note 4).
At December 31, 2021, the Group had unutilized trading losses and other allowances of $31,508 of which $20,576 were not recognized based on management’s performance projections for 2022 – 2026 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $547.
At December 31, 2021, the Group had unutilized capital allowances of $93,409 related to intangible assets, a net increase of $28 million during the year as a result of a step up in the intangible assets' value after the public offering in July 2021. The balance of $41,554 was not recognized based on management’s performance projections for 2022 – 2026 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $6,481.